UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 224,080	$ 364,766
Short-term investments	385,105	31,188
Accounts receivable due	134,673	116,054
Prepaid expenses and other current assets	70,485	66,664
Total current assets	875,703	597,237
Property and equipment, net	25,924	22,816
Intangible assets, net	811	1,100
Goodwill	10,662	10,266
Long-term investments	419,711	399,933
Other assets	10,553	5,592
Total assets	1,343,364	1,036,944
Current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiaries of $137,256 and $160,778 as of December 31, 2016 and June 30, 2017, respectively.)
Accounts payable	86,565	48,997
Accrued and other liabilities	220,980	180,142
Deferred revenues	58,971	48,964
Total current liabilities	430,232	278,103
Long-term liabilities
Long-term deferred revenues	476	666
Other long-term liabilities	758	817
Total long-term liabilities	1,234	1,483
Total liabilities	431,466	279,586
Commitments and contingencies (Note 13)
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated) authorized; 218,076 and 221,217 shares (including 112,296 Class A ordinary shares and 108,921 Class B ordinary shares) issued and outstanding as of December 31, 2016 and June 30, 2017, respectively.	56	55
Additional paid-in capital	1,003,823	979,805
Accumulated other comprehensive loss	(16,310)	(26,994)
Accumulated deficit	(79,162)	(199,641)
Total Weibo shareholders' equity	908,407	753,225
Non-controlling interests	3,491	4,133
Total shareholders' equity	911,898	757,358
Total liabilities and shareholders' equity	1,343,364	1,036,944
Third parties
Current assets:
Accounts receivable due	80,929	61,655
Alibaba
Current assets:
Accounts receivable due	19,187	24,293
Other related parties
Current assets:
Accounts receivable due	34,557	30,106
Amount due from related party	34,600	30,100
SINA
Current assets:
Matching loan to SINA (Note 9)	61,360
Amount due from related party		$ 18,565
Current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiaries of $137,256 and $160,778 as of December 31, 2016 and June 30, 2017, respectively.)
Matching loan from SINA (Note 9)	60,831
Amount due to SINA	$ 2,885